ACQUISITION (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combination

Acquisition Summary
Share Consideration	$53,481
Fair value of purchaser consideration	$53,481

Provisional Allocation of Purchase Price
Cash	$7,632
Current assets	$510
Net equipment	$37
Intellectual property	$29,339
Right of use asset	$412
Lease liability	$(415)
Liabilities assumed	$(6,686)

Goodwill	$22,652
Total allocation of purchase price	$53,481
The following revenue and net loss is attributable to the period from Acquisition date to March 31, 2024 and included in these consolidated financial statements.

Revenue	$—
Net loss	$(1,666)